Transfer of Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gains (losses) on sale from securitization and loan sales	¥ 5,198	¥ 2,976	¥ 8,012	¥ 5,009
Installment Loans
Transfer of Financial Assets Accounted for as Sales [Line Items]
Installment loans	¥ 138,835	¥ 85,339	¥ 218,636	¥ 175,170